Pioneer Disciplined Value Fund

Schedule of Investments | November 30, 2020

Ticker Symbols: Class A CVFCX Class C CVCFX Class R CVRFX Class Y CVFYX

Schedule of Investments | 11/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.5%
	COMMON STOCKS - 99.5% of Net Assets
	Auto Components - 1.7%
32,074	Aptiv Plc	$3,807,184
63,035	BorgWarner, Inc.	2,448,910
	Total Auto Components	$6,256,094
	Banks - 12.0%
672,357	Bank of America Corp.	$18,933,573
114,978	JPMorgan Chase & Co.	13,553,607
13,373(a)	SVB Financial Group	4,611,813
285,655	Wells Fargo & Co.	7,812,664
	Total Banks	$44,911,657
	Beverages - 3.3%
22,550	Brown-Forman Corp., Class B	$1,818,883
72,280	PepsiCo., Inc.	10,424,944
	Total Beverages	$12,243,827
	Chemicals - 2.0%
62,982	FMC Corp.	$7,306,542
	Total Chemicals	$7,306,542
	Commercial Services & Supplies - 0.9%
29,185	Waste Management, Inc.	$3,476,809
	Total Commercial Services & Supplies	$3,476,809
	Communications Equipment - 2.5%
158,825	Cisco Systems, Inc.	$6,832,651
14,181	Motorola Solutions, Inc.	2,432,467
	Total Communications Equipment	$9,265,118
	Consumer Discretionary - 3.6%
172,805	Comcast Corp.	$8,681,723
10,296(a)	O’Reilly Automotive, Inc.	4,555,362
	Total Consumer Discretionary	$13,237,085
	Containers & Packaging - 1.0%
40,595(a)	Crown Holdings, Inc.	$3,826,079
	Total Containers & Packaging	$3,826,079
	Diversified Telecommunication Services - 2.7%
108,866	CenturyLink, Inc.	$1,137,650
148,042	Verizon Communications, Inc.	8,943,217
	Total Diversified Telecommunication Services	$10,080,867
	Electric Utilities - 6.4%
108,433	American Electric Power Co., Inc.	$9,204,878
145,241	NextEra Energy, Inc.	10,688,285
135,105	PPL Corp.	3,839,684
	Total Electric Utilities	$23,732,847
	Electrical Equipment - 4.3%
55,936	Eaton Corp. Plc	$6,774,409
36,278	Rockwell Automation, Inc.	9,271,206
	Total Electrical Equipment	$16,045,615
	Entertainment - 4.4%
11,098	Electronic Arts, Inc.	$1,417,769
100,876	Walt Disney Co.	14,930,657
	Total Entertainment	$16,348,426
	Equity Real Estate Investment Trusts (REITs) - 3.4%
14,057	Alexandria Real Estate Equities, Inc.	$2,301,552
21,086	Crown Castle International Corp.	3,533,381
27,394	Essex Property Trust, Inc.	6,735,637
	Total Equity Real Estate Investment Trusts (REITs)	$12,570,570
	Financials - 0.9%
71,512	Charles Schwab Corp.	$3,488,355
	Total Financials	$3,488,355
	Food & Staples Retailing - 3.8%
54,115	Sysco Corp.	$3,857,858
67,739	Walmart, Inc.	10,349,842
	Total Food & Staples Retailing	$14,207,700
	Health Care - 5.8%
82,568(a)	Centene Corp.	$5,090,317
80,059	Johnson & Johnson	11,582,936
125,382	Pfizer, Inc.	4,803,385
	Total Health Care	$21,476,638
	Health Care Equipment & Supplies - 3.2%
13,643(a)	Hologic, Inc.	$943,141
44,952	Medtronic Plc	5,111,042
39,332	Zimmer Biomet Holdings, Inc.	5,865,188
	Total Health Care Equipment & Supplies	$11,919,371
	Health Care Providers & Services - 1.8%
21,123	Anthem, Inc.	$6,580,237
	Total Health Care Providers & Services	$6,580,237
	Hotels, Restaurants & Leisure - 1.1%
38,818	Darden Restaurants, Inc.	$4,191,568
	Total Hotels, Restaurants & Leisure	$4,191,568
Shares		Value
	Household Products - 2.0%
54,590	Procter & Gamble Co.	$7,580,913
	Total Household Products	$7,580,913
	Industrial Conglomerates - 2.9%
53,524	Honeywell International, Inc.	$10,914,614
	Total Industrial Conglomerates	$10,914,614
	Information Technology - 2.7%
76,586	Amphenol Corp.	$10,018,215
	Total Information Technology	$10,018,215
	Insurance - 4.1%
22,590	Chubb, Ltd.	$3,339,480
122,348	Hartford Financial Services Group, Inc.	5,407,781
76,945	Progressive Corp.	6,702,679
	Total Insurance	$15,449,940
	IT Services - 2.1%
28,271	Automatic Data Processing, Inc.	$4,915,762
38,793	Cognizant Technology Solutions Corp.	3,030,897
	Total IT Services	$7,946,659
	Machinery - 4.4%
60,100	Caterpillar, Inc.	$10,432,759
12,529	Illinois Tool Works, Inc.	2,644,746
18,835	Stanley Black & Decker, Inc.	3,471,479
	Total Machinery	$16,548,984
	Mortgage Real Estate Investment Trusts (REITs) - 1.1%
70,726	AGNC Investment Corp.	$1,080,693
229,990	Redwood Trust, Inc.	1,989,414
151,546	Two Harbors Investment Corp.	945,647
	Total Mortgage Real Estate Investment Trusts (REITs)	$4,015,754
	Oil, Gas & Consumable Fuels - 1.1%
84,501	Hess Corp.	$3,986,757
	Total Oil, Gas & Consumable Fuels	$3,986,757
	Pharmaceuticals - 1.9%
13,159	Eli Lilly & Co.	$1,916,608
46,779	Merck & Co., Inc.	3,760,564
23,483	Novo Nordisk AS (A.D.R.)	1,576,414
	Total Pharmaceuticals	$7,253,586
	Road & Rail - 2.8%
44,663	Norfolk Southern Corp.	$10,586,024
	Total Road & Rail	$10,586,024
	Semiconductors & Semiconductor Equipment - 3.5%
20,893	Analog Devices, Inc.	$2,905,799
4,345	Lam Research Corp.	1,966,808
62,460(a)	Micron Technology, Inc.	4,003,061
28,995	QUALCOMM, Inc.	4,267,194
	Total Semiconductors & Semiconductor Equipment	$13,142,862
	Software - 0.6%
17,721(a)	Guidewire Software, Inc.	$2,170,468
	Total Software	$2,170,468
	Specialty Retail - 3.4%
2,918	Home Depot, Inc.	$809,482
156,468	TJX Cos., Inc.	9,937,283
6,929(a)	Ulta Beauty, Inc.	1,908,247
	Total Specialty Retail	$12,655,012
	Technology Hardware, Storage & Peripherals - 0.5%
36,767	NetApp, Inc.	$1,960,049
	Total Technology Hardware, Storage & Peripherals	$1,960,049
	Textiles, Apparel & Luxury Goods - 0.9%
38,921	VF Corp.	$3,246,011
	Total Textiles, Apparel & Luxury Goods	$3,246,011
	Trading Companies & Distributors - 0.7%
10,848(a)	United Rentals, Inc.	$2,462,279
	Total Trading Companies & Distributors	$2,462,279
	TOTAL COMMON STOCKS
	(Cost $311,006,727)	$371,103,532
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.5%
	(Cost $311,006,727)	$371,103,532
	OTHER ASSETS AND LIABILITIES - 0.5%	$1,762,505
	NET ASSETS - 100.0%	$372,866,037

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$371,103,532	$–	$–	$371,103,532
Total Investments in Securities	$371,103,532	$–	$–	$371,103,532

During the three months ended November 30, 2020, there were no transfers between Levels 1, 2 and 3.